Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Accrued expenses	$ 1,464	$ 995
Employees and payroll accruals	1,079	958
Other liabilities	23	18
Total	$ 2,566	$ 1,971